Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Diversified Industrial Segment	Aerospace Systems Segment	Total
Balance June 30, 2012	$2,827,182	$98,674	$2,925,856
Acquisitions	316,857	—	316,857
Divestitures	(20,105)	—	(20,105)
Foreign currency translation and other	1,241	(334)	907
Balance June 30, 2013	$3,125,175	$98,340	$3,223,515
Acquisitions	3,195	—	3,195
Impairment	(140,334)	—	(140,334)
Foreign currency translation and other	84,688	361	85,049
Balance June 30, 2014	$3,072,724	$98,701	$3,171,425

Schedule of Finite-Lived Intangible Assets by Major Class
The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$160,030	$86,708	$141,160	$75,175
Trademarks	391,268	174,114	386,619	148,319
Customer lists and other	1,481,560	583,754	1,468,243	482,029
Total	$2,032,858	$844,576	$1,996,022	$705,523

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
During 2014, the Company acquired intangible assets, either individually or as part of a group of assets, with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$15,727	10 years
Trademarks	160	5 years
Customer lists and other	6,686	11 years
Total	$22,573	10 years